Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
USD (10% Strengthening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	$ (612)	$ 59
IDR (10% Strengthening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	(739)	(636)
USD (10% Weakening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	612	(59)
IDR (10% Weakening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	$ 739	$ 636